Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
AECC Aero-Engine Control Co. Ltd., Class A	109,698	$292,583
AECC Aviation Power Co. Ltd., Class A	219,298	1,196,662
AVIC Aircraft Co. Ltd., Class A	246,600	891,572
AVIC Electromechanical Systems Co. Ltd., Class A	343,699	542,527
AVIC Shenyang Aircraft Co. Ltd., Class A	109,600	848,321
AVICOPTER PLC, Class A	54,899	410,497
China Aerospace Times Electronics Co. Ltd., Class A	246,697	243,519
China Avionics Systems Co. Ltd., Class A	137,000	328,780
China Spacesat Co. Ltd., Class A	109,600	513,444

		5,267,905

Air Freight & Logistics — 0.9%
SF Holding Co. Ltd., Class A	274,000	3,388,046
Sinotrans Ltd., Class A	411,000	250,421
STO Express Co. Ltd., Class A	164,400	345,924
Yunda Holding Co. Ltd., Class A	248,940	717,869

		4,702,260

Airlines — 0.6%
Air China Ltd., Class A	657,600	666,807
China Eastern Airlines Corp. Ltd., Class A	887,400	608,276
China Southern Airlines Co. Ltd., Class A(a)	876,824	721,493
Hainan Airlines Holding Co. Ltd., Class A(a)	1,479,600	342,487
Juneyao Airlines Co. Ltd., Class A	153,200	244,800
Spring Airlines Co. Ltd., Class A	82,204	523,208

		3,107,071

Auto Components — 1.1%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	27,497	666,827
Fuyao Glass Industry Group Co. Ltd., Class A	219,200	1,226,898
Huayu Automotive Systems Co. Ltd., Class A	325,004	1,510,416
Ningbo Joyson Electronic Corp., Class A	153,400	549,342
Ningbo Tuopu Group Co. Ltd., Class A	109,600	626,707
Shandong Linglong Tyre Co. Ltd., Class A	137,000	611,730
Weifu High-Technology Group Co. Ltd., Class A	109,600	420,478
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	219,200	235,690

		5,848,088

Automobiles — 1.5%
BAIC BluePark New Energy Technology Co. Ltd., Class A(a).	356,297	353,304
BYD Co. Ltd., Class A	164,473	3,925,246
Chongqing Changan Automobile Co. Ltd., Class A(a)	411,000	1,013,959
SAIC Motor Corp. Ltd., Class A	739,806	2,557,627

		7,850,136

Banks — 10.7%
Agricultural Bank of China Ltd., Class A	7,096,600	3,338,330
Bank of Beijing Co. Ltd., Class A	2,000,200	1,394,950
Bank of Chengdu Co. Ltd., Class A	343,677	531,201
Bank of China Ltd., Class A	3,315,400	1,574,459
Bank of Communications Co. Ltd., Class A	3,726,400	2,520,902
Bank of Hangzhou Co. Ltd., Class A	548,096	1,061,610
Bank of Jiangsu Co. Ltd., Class A	1,096,000	983,679
Bank of Nanjing Co. Ltd., Class A	931,680	1,064,380
Bank of Ningbo Co. Ltd., Class A	575,410	2,919,908
Bank of Shanghai Co. Ltd., Class A	1,342,669	1,574,008
China CITIC Bank Corp. Ltd., Class A	575,400	433,940
China Construction Bank Corp., Class A	931,600	875,081
China Everbright Bank Co. Ltd., Class A	3,863,400	2,261,643
China Merchants Bank Co. Ltd., Class A	1,972,802	11,728,542
China Minsheng Banking Corp. Ltd., Class A	3,370,280	2,657,469

Security	Shares	Value

Banks (continued)
Huaxia Bank Co. Ltd., Class A	1,260,460	$1,140,696
Industrial & Commercial Bank of China Ltd., Class A	5,151,200	3,784,791
Industrial Bank Co. Ltd., Class A	1,972,847	5,244,230
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	262,000	264,886
Ping An Bank Co. Ltd., Class A	1,835,856	4,866,372
Postal Savings Bank of China Co. Ltd.	1,061,500	729,199
Qingdao Rural Commercial Bank Corp., Class A	548,000	385,451
Shanghai Pudong Development Bank Co. Ltd., Class A	2,794,820	3,864,855

		55,200,582

Beverages — 11.4%
Anhui Gujing Distillery Co. Ltd., Class A	38,899	1,221,067
Anhui Kouzi Distillery Co. Ltd., Class A	54,800	448,302
Beijing Shunxin Agriculture Co. Ltd., Class A	82,200	674,417
Beijing Yanjing Brewery Co. Ltd., Class A	274,000	355,990
Chongqing Brewery Co. Ltd., Class A	54,895	876,517
Jiangsu King’s Luck Brewery JSC Ltd., Class A	126,000	975,636
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	144,100	3,616,568
Kweichow Moutai Co. Ltd., Class A	119,561	29,818,072
Luzhou Laojiao Co. Ltd., Class A	137,000	3,529,214
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	82,244	2,764,946
Sichuan Swellfun Co. Ltd., Class A	54,800	542,005
Tsingtao Brewery Co. Ltd., Class A	54,800	648,312
Wuliangye Yibin Co. Ltd., Class A	365,614	13,341,464

		58,812,510

Biotechnology — 2.1%
Beijing Tiantan Biological Products Corp. Ltd., Class A	119,718	616,089
BGI Genomics Co. Ltd., Class A	42,800	952,354
Chongqing Zhifei Biological Products Co. Ltd., Class A	158,600	3,793,847
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	82,240	464,241
Hualan Biological Engineering Inc., Class A	176,048	1,346,075
Jinyu Bio-Technology Co. Ltd., Class A	104,800	370,292
Shanghai RAAS Blood Products Co. Ltd., Class A	548,000	697,250
Shenzhen Kangtai Biological Products Co. Ltd., Class A	57,198	1,548,798
Walvax Biotechnology Co. Ltd., Class A	153,298	1,139,619

		10,928,565

Building Products — 0.2%
Beijing New Building Materials PLC, Class A	164,400	848,239
Zhejiang Weixing New Building Materials Co. Ltd., Class A	153,296	428,096

		1,276,335

Capital Markets — 7.1%
Caitong Securities Co. Ltd., Class A	328,847	630,561
Changjiang Securities Co. Ltd., Class A	520,600	585,420
China Galaxy Securities Co. Ltd., Class A	411,000	721,187
China Great Wall Securities Co. Ltd., Class A	191,800	354,599
China Merchants Securities Co. Ltd., Class A(a)	712,447	2,201,311
CITIC Securities Co. Ltd., Class A	1,013,800	4,334,530
CSC Financial Co. Ltd., Class A	274,039	1,751,149
Dongxing Securities Co. Ltd., Class A	262,039	477,413
East Money Information Co. Ltd., Class A	767,200	2,678,684
Everbright Securities Co. Ltd., Class A	383,600	1,030,571
First Capital Securities Co. Ltd., Class A	383,600	568,848
Founder Securities Co. Ltd., Class A(a)	767,200	1,064,370
GF Securities Co. Ltd., Class A	575,400	1,323,302
Guosen Securities Co. Ltd., Class A	383,600	764,765
Guotai Junan Securities Co. Ltd., Class A	739,845	2,032,951
Guoyuan Securities Co. Ltd., Class A	425,844	532,285
Haitong Securities Co. Ltd., Class A(a)	931,600	1,953,282
Hithink RoyalFlush Information Network Co. Ltd., Class A	54,800	1,105,779

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Huaan Securities Co. Ltd., Class A	343,600	$408,446
Huatai Securities Co. Ltd., Class A	712,400	2,166,058
Huaxi Securities Co. Ltd., Class A	262,000	453,866
Industrial Securities Co. Ltd., Class A	642,860	744,023
Nanjing Securities Co. Ltd., Class A	301,462	561,844
Northeast Securities Co. Ltd., Class A	219,200	305,088
Orient Securities Co. Ltd., Class A	575,423	922,911
Pacific Securities Co. Ltd. (The), Class A(a)	642,897	360,992
SDIC Capital Co. Ltd., Class A	328,804	685,965
Sealand Securities Co. Ltd., Class A	520,600	404,274
Shanxi Securities Co. Ltd., Class A	356,257	399,550
Shenwan Hongyuan Group Co. Ltd., Class A	2,192,000	1,649,831
Sinolink Securities Co. Ltd., Class A	289,288	645,430
SooChow Securities Co. Ltd., Class A	374,760	546,784
Southwest Securities Co. Ltd., Class A	616,000	463,639
Tianfeng Securities Co. Ltd., Class A	630,200	551,499
Western Securities Co. Ltd., Class A	328,820	446,856
Zheshang Securities Co. Ltd., Class A	328,800	729,657

		36,557,720

Chemicals — 2.7%
Hengli Petrochemical Co. Ltd., Class A	548,015	1,579,494
Hengyi Petrochemical Co. Ltd., Class A	341,876	588,152
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	794,600	834,204
Jiangsu Yangnong Chemical Co. Ltd., Class A	27,400	380,951
Lomon Billions Group Co. Ltd., Class A	164,400	607,393
Rongsheng Petro Chemical Co. Ltd., Class A	548,401	1,560,952
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	153,200	646,775
Shandong Sinocera Functional Material Co. Ltd., Class A	98,800	604,936
Shanghai Putailai New Energy Technology Co. Ltd., Class A	37,700	627,465
Sinopec Shanghai Petrochemical Co. Ltd., Class A	588,431	290,865
Tianqi Lithium Corp., Class A(a)	137,000	405,092
Tongkun Group Co. Ltd., Class A	180,497	407,828
Transfar Zhilian Co. Ltd., Class A	316,490	256,170
Wanhua Chemical Group Co. Ltd., Class A	301,400	3,532,856
Weihai Guangwei Composites Co. Ltd., Class A	54,895	541,633
Zhejiang Juhua Co. Ltd., Class A	262,000	260,973
Zhejiang Longsheng Group Co. Ltd., Class A	316,400	627,957

		13,753,696

Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	301,400	349,280
Shanghai M&G Stationery Inc., Class A	82,200	986,952

		1,336,232

Communications Equipment — 1.2%
Addsino Co. Ltd., Class A	137,000	411,639
Fiberhome Telecommunication Technologies Co. Ltd., Class A	109,699	386,783
Fujian Star-Net Communication Co. Ltd., Class A	54,800	196,245
Guangzhou Haige Communications Group Inc. Co., Class A	219,200	366,302
Hengtong Optic-Electric Co. Ltd., Class A	180,400	394,947
Hubei Kaile Science & Technology Co. Ltd., Class A(a)	82,200	151,848
Shenzhen Sunway Communication Co. Ltd., Class A	82,200	583,087
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	82,200	528,216
Yealink Network Technology Corp. Ltd., Class A	82,347	743,506
Zhongji Innolight Co. Ltd., Class A	82,288	581,254

Security	Shares	Value

Communications Equipment (continued)
ZTE Corp., Class A	356,200	$1,716,569

		6,060,396

Construction & Engineering — 1.9%
China Communications Construction Co. Ltd., Class A	465,800	514,058
China Gezhouba Group Co. Ltd., Class A	452,413	469,557
China National Chemical Engineering Co. Ltd., Class A	493,210	389,633
China Railway Construction Corp. Ltd., Class A	1,096,075	1,363,495
China Railway Group Ltd., Class A	2,000,200	1,604,043
China State Construction Engineering Corp. Ltd., Class A	4,000,400	3,052,760
Metallurgical Corp. of China Ltd., Class A	1,726,200	667,666
Power Construction Corp. of China Ltd., Class A	1,507,000	864,197
Shanghai Construction Group Co. Ltd., Class A	849,400	385,616
Shanghai Tunnel Engineering Co. Ltd., Class A	289,200	240,991
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	262,000	385,786

		9,937,802

Construction Materials — 1.1%
Anhui Conch Cement Co. Ltd., Class A	383,600	2,912,410
BBMG Corp., Class A	806,000	362,301
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	205,587	1,138,116
China Jushi Co. Ltd., Class A	328,800	684,974
Huaxin Cement Co. Ltd., Class A	135,719	490,078
Tangshan Jidong Cement Co. Ltd., Class A	126,097	282,277

		5,870,156

Containers & Packaging — 0.2%
Yunnan Energy New Material Co. Ltd., Class A	82,215	1,225,321

Distributors — 0.2%
Liaoning Cheng Da Co. Ltd., Class A	153,200	515,910
Wuchan Zhongda Group Co. Ltd., Class A	506,899	334,589

		850,499

Diversified Consumer Services — 0.2%
Offcn Education Technology Co. Ltd., Class A	164,400	970,258

Diversified Financial Services — 0.2%
Avic Capital Co. Ltd., Class A	849,401	554,323
Oceanwide Holdings Co. Ltd., Class A	465,890	285,952

		840,275

Electrical Equipment — 3.2%
Contemporary Amperex Technology Co. Ltd., Class A	219,200	8,091,046
Dongfang Electric Corp. Ltd., Class A	262,000	414,740
Eve Energy Co. Ltd., Class A	164,476	1,307,457
Fangda Carbon New Material Co. Ltd., Class A(a)	450,928	422,224
Gotion High-tech Co. Ltd., Class A(a)	109,600	431,444
Hongfa Technology Co. Ltd., Class A	71,600	549,597
Jiangsu Zhongtian Technology Co. Ltd., Class A	289,200	476,368
Nanyang Topsec Technologies Group Inc., Class A(a)	109,600	344,533
NARI Technology Co. Ltd., Class A	438,410	1,359,177
Shanghai Electric Group Co. Ltd., Class A(a)	778,750	574,504
Sunwoda Electronic Co. Ltd., Class A	153,299	638,264
TBEA Co. Ltd., Class A	343,600	421,274
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	328,851	568,691
Zhejiang Chint Electrics Co. Ltd., Class A	207,600	908,991

		16,508,310

Electronic Equipment, Instruments & Components — 6.6%
Accelink Technologies Co. Ltd., Class A	71,600	335,746
AVIC Jonhon Optronic Technology Co. Ltd., Class A	109,600	906,752
BOE Technology Group Co. Ltd., Class A	3,233,203	2,283,823

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Chaozhou Three-Circle Group Co. Ltd., Class A	164,400	$761,819
Foxconn Industrial Internet Co. Ltd., Class A	575,400	1,172,927
GoerTek Inc., Class A	316,404	2,143,302
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	54,867	841,902
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	904,252	6,063,232
Holitech Technology Co. Ltd., Class A	301,400	199,396
Huagong Tech Co. Ltd., Class A	82,200	285,774
Lens Technology Co. Ltd., Class A	274,000	1,359,719
Leyard Optoelectronic Co. Ltd., Class A	262,200	279,184
Lingyi iTech Guangdong Co., Class A	575,400	1,119,651
Luxshare Precision Industry Co. Ltd., Class A	674,268	5,524,038
Maxscend Microelectronics Co. Ltd., Class A	14,900	965,148
OFILM Group Co. Ltd., Class A	262,000	604,503
Shengyi Technology Co. Ltd., Class A	219,282	782,980
Shennan Circuits Co. Ltd., Class A	41,567	669,169
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	153,200	578,826
Tianma Microelectronics Co. Ltd., Class A	246,600	525,147
Tunghsu Optoelectronic Technology Co. Ltd., Class A(a)	520,600	212,244
Unisplendour Corp. Ltd., Class A	268,695	882,776
Universal Scientific Industrial Shanghai Co. Ltd., Class A	137,000	447,034
Visionox Technology Inc., Class A(a)	137,098	266,774
Westone Information Industry Inc., Class A	82,200	226,606
Wingtech Technology Co. Ltd., Class A	84,800	1,273,979
Wuhan Guide Infrared Co. Ltd., Class A	164,453	831,567
Wuhu Token Science Co. Ltd., Class A	219,200	326,038
WUS Printed Circuit Kunshan Co. Ltd., Class A	164,400	452,230
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	82,200	736,163
Zhejiang Dahua Technology Co. Ltd., Class A	261,800	883,972

		33,942,421

Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	425,268	268,640
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	98,785	394,329

		662,969

Entertainment — 1.4%
Beijing Enlight Media Co. Ltd., Class A	261,800	475,414
Beijing Kunlun Tech Co. Ltd., Class A	109,600	401,001
China Film Co. Ltd., Class A	153,200	289,641
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	386,242
Giant Network Group Co. Ltd., Class A	164,412	466,013
Mango Excellent Media Co. Ltd., Class A	164,480	1,817,662
Perfect World Co. Ltd., Class A	191,852	804,224
Wanda Film Holding Co. Ltd., Class A(a)	180,298	414,110
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	217,993	963,613
Youzu Interactive Co. Ltd., Class A	82,293	192,452
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	712,478	907,588

		7,117,960

Food & Staples Retailing — 0.5%
Laobaixing Pharmacy Chain JSC, Class A	38,400	410,192
Yifeng Pharmacy Chain Co. Ltd., Class A	54,898	835,491
Yonghui Superstores Co. Ltd., Class A	959,075	1,118,593

		2,364,276

Food Products — 5.5%
Angel Yeast Co. Ltd., Class A	82,296	649,151
Beijing Dabeinong Technology Group Co. Ltd., Class A	411,000	508,821
Chacha Food Co. Ltd., Class A	54,800	487,257
Chongqing Fuling Zhacai Group Co. Ltd., Class A	82,200	512,871

Security	Shares	Value

Food Products (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	260,204	$6,225,078
Fujian Sunner Development Co. Ltd., Class A	137,000	450,716
Guangdong Haid Group Co. Ltd., Class A	137,099	1,260,993
Heilongjiang Agriculture Co. Ltd., Class A	164,400	427,188
Henan Shuanghui Investment & Development Co. Ltd., Class A	274,000	2,045,921
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	602,800	3,576,516
Jiangxi Zhengbang Technology Co. Ltd., Class A	246,600	629,735
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	82,200	771,517
Juewei Food Co. Ltd., Class A	54,800	663,697
Muyuan Foods Co. Ltd., Class A	369,828	3,914,640
New Hope Liuhe Co. Ltd., Class A	411,000	1,649,831
Toly Bread Co. Ltd., Class A	54,899	521,259
Tongwei Co. Ltd., Class A	425,693	1,951,656
Wens Foodstuffs Group Co. Ltd., Class A	602,786	1,705,849
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	137,000	342,692

		28,295,388

Health Care Equipment & Supplies — 1.8%
Autobio Diagnostics Co. Ltd., Class A	27,400	712,390
Guangzhou Wondfo Biotech Co. Ltd., Class A	27,400	311,798
Jafron Biomedical Co. Ltd., Class A	82,250	974,041
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	109,600	505,588
Lepu Medical Technology Beijing Co. Ltd., Class A	164,400	755,436
Ovctek China Inc., Class A	54,800	557,800
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	93,834	5,420,197

		9,237,250

Health Care Providers & Services — 1.7%
Aier Eye Hospital Group Co. Ltd., Class A	390,548	3,631,214
China National Accord Medicines Corp. Ltd., Class A	27,498	203,804
China National Medicines Corp. Ltd., Class A	71,600	457,534
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	54,897	863,595
Huadong Medicine Co. Ltd., Class A	191,825	798,955
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	180,400	489,239
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a).	356,240	906,527
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	180,409	536,681
Topchoice Medical Corp., Class A(a)	27,400	921,728

		8,809,277

Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	191,888	509,791

Hotels, Restaurants & Leisure — 0.4%
BTG Hotels Group Co. Ltd., Class A	98,800	255,548
Shanghai Jinjiang International Hotels Co. Ltd., Class A	82,200	548,839
Shenzhen Overseas Chinese Town Co. Ltd., Class A	739,856	724,802
Songcheng Performance Development Co. Ltd., Class A	246,672	611,500

		2,140,689

Household Durables — 1.8%
Gree Electric Appliances Inc. of Zhuhai, Class A	301,410	2,630,037
Haier Smart Home Co. Ltd., Class A	602,800	2,237,910
Hangzhou Robam Appliances Co. Ltd., Class A	71,400	389,508
Joyoung Co. Ltd., Class A	82,200	434,063
NavInfo Co. Ltd., Class A	191,800	406,729
Oppein Home Group Inc., Class A	39,483	724,595
Suofeiya Home Collection Co. Ltd., Class A	54,800	230,780
TCL Technology Group Corp., Class A	1,233,000	1,110,321
Xiamen Intretech Inc., Class A	50,286	441,338

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Zhejiang Supor Co. Ltd., Class A	54,898	$579,293

		9,184,574

Household Products — 0.1%
C&S Paper Co. Ltd., Class A	137,000	414,095

Independent Power and Renewable Electricity Producers — 2.1%
China National Nuclear Power Co. Ltd., Class A	1,233,008	815,714
China Yangtze Power Co. Ltd., Class A	2,082,488	5,896,430
GD Power Development Co. Ltd., Class A	1,863,200	545,361
Huadian Power International Corp. Ltd., Class A	642,600	322,440
Huaneng Power International Inc., Class A	685,000	499,205
Hubei Energy Group Co. Ltd., Class A	328,800	194,444
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	493,200	189,289
SDIC Power Holdings Co. Ltd., Class A	657,600	907,407
Shanghai Electric Power Co. Ltd., Class A	234,705	250,609
Shenergy Co. Ltd., Class A	479,631	373,892
Shenzhen Energy Group Co. Ltd., Class A	378,918	306,699
Sichuan Chuantou Energy Co. Ltd., Class A	425,200	639,427

		10,940,917

Insurance — 3.8%
China Life Insurance Co. Ltd., Class A	274,000	1,885,521
China Pacific Insurance Group Co. Ltd., Class A	602,800	2,872,555
Hubei Biocause Pharmaceutical Co. Ltd., Class A	493,200	366,793
New China Life Insurance Co. Ltd., Class A	191,800	1,838,874
People’s Insurance Co. Group of China Ltd. (The), Class A	575,400	569,707
Ping An Insurance Group Co. of China Ltd., Class A	1,041,223	12,102,055

		19,635,505

IT Services — 0.4%
Beijing Sinnet Technology Co. Ltd., Class A	153,299	437,490
China TransInfo Technology Co. Ltd., Class A	137,000	453,990
DHC Software Co. Ltd., Class A	301,400	410,944
Wangsu Science & Technology Co. Ltd., Class A	234,893	272,559
Wonders Information Co. Ltd., Class A(a)	105,095	342,456

		1,917,439

Life Sciences Tools & Services — 0.7%
Hangzhou Tigermed Consulting Co. Ltd., Class A	26,104	483,389
WuXi AppTec Co. Ltd., Class A	191,840	3,229,301

		3,712,690

Machinery — 2.8%
China Shipbuilding Industry Co. Ltd., Class A(a)	2,192,000	1,361,765
CRRC Corp. Ltd., Class A	849,400	683,706
Hefei Meiya Optoelectronic Technology Inc., Class A	71,487	451,154
Inner Mongolia First Machinery Group Co. Ltd., Class A	164,400	266,379
Jiangsu Hengli Hydraulic Co. Ltd., Class A	109,624	1,238,627
Sany Heavy Industry Co. Ltd., Class A	794,600	3,079,316
Shenzhen Inovance Technology Co. Ltd., Class A	164,441	1,577,553
Siasun Robot & Automation Co. Ltd., Class A(a)	153,200	305,885
Weichai Power Co. Ltd., Class A	575,400	1,300,101
XCMG Construction Machinery Co. Ltd., Class A	767,200	614,104
Zhejiang Dingli Machinery Co. Ltd., Class A	54,898	746,211
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	341,931	1,248,492
Zhengzhou Yutong Bus Co. Ltd., Class A	289,800	692,447
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	606,000	669,688

		14,235,428

Marine — 0.2%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	904,200	883,101

Security	Shares	Value

Media — 0.7%
China South Publishing & Media Group Co. Ltd., Class A	180,482	$282,734
Chinese Universe Publishing and Media Group Co. Ltd., Class A	126,046	217,786
Focus Media Information Technology Co. Ltd., Class A	1,397,460	1,949,192
Leo Group Co. Ltd., Class A	657,600	311,307
NanJi E-Commerce Co. Ltd., Class A	234,800	646,588
Oriental Pearl Group Co. Ltd., Class A	328,899	450,893

		3,858,500

Metals & Mining — 3.0%
Aluminum Corp. of China Ltd., Class A(a)	1,295,600	555,292
Angang Steel Co. Ltd., Class A	561,162	221,238
Baoshan Iron & Steel Co. Ltd., Class A	1,835,870	1,464,035
China Molybdenum Co. Ltd., Class A	1,781,000	1,050,581
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	343,600	516,715
Ganfeng Lithium Co. Ltd., Class A	108,350	984,110
GEM Co. Ltd., Class A	465,896	333,963
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	294,800	250,500
Guangdong Hongda Blasting Co. Ltd., Class A	54,800	390,034
Guocheng Mining Co. Ltd., Class A(a)	109,600	172,676
Hesteel Co. Ltd., Class A(a)	1,041,200	320,309
Hunan Valin Steel Co. Ltd., Class A	628,940	477,135
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	4,384,000	746,352
Jiangsu Shagang Co. Ltd., Class A	219,200	423,915
Jiangxi Copper Co. Ltd., Class A	235,000	519,395
Jinduicheng Molybdenum Co. Ltd., Class A	262,098	221,930
Maanshan Iron & Steel Co. Ltd., Class A	615,600	237,185
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	833,200	247,611
Sansteel Minguang Co. Ltd. Fujian, Class A	262,200	257,648
Shandong Gold Mining Co. Ltd., Class A	345,328	1,226,343
Shandong Nanshan Aluminum Co. Ltd., Class A	1,068,600	375,017
Shanxi Taigang Stainless Steel Co. Ltd., Class A	548,000	286,429
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,023,200	331,580
Xiamen Tungsten Co. Ltd., Class A	126,098	252,714
Yintai Gold Co. Ltd., Class A	268,520	400,199
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	109,600	651,094
Zhongjin Gold Corp. Ltd., Class A	465,800	646,920
Zijin Mining Group Co. Ltd., Class A	1,890,600	1,973,537

		15,534,457

Oil, Gas & Consumable Fuels — 1.3%
China Merchants Energy Shipping Co. Ltd., Class A	630,299	544,996
China Petroleum & Chemical Corp., Class A	849,443	494,729
China Shenhua Energy Co. Ltd., Class A	548,099	1,362,830
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	328,849	323,140
Guanghui Energy Co. Ltd., Class A(a)	642,600	276,377
PetroChina Co. Ltd., Class A	2,055,000	1,249,035
Shaanxi Coal Industry Co. Ltd., Class A	806,000	1,053,201
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	289,200	253,947
Shanxi Meijin Energy Co. Ltd., Class A(a)	398,000	354,240
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	375,960	259,951
Yanzhou Coal Mining Co. Ltd., Class A	234,800	315,930

		6,488,376

Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	246,600	512,258

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.3%
By-Health Co. Ltd., Class A	153,200	$591,866
Proya Cosmetics Co. Ltd., Class A	14,800	382,607
Shanghai Jahwa United Co. Ltd., Class A	71,600	440,747

		1,415,220

Pharmaceuticals — 4.9%
Apeloa Pharmaceutical Co. Ltd., Class A	109,600	333,894
Asymchem Laboratories Tianjin Co. Ltd., Class A	17,200	704,131
Beijing Tongrentang Co. Ltd., Class A	137,099	550,751
Betta Pharmaceuticals Co. Ltd., Class A	44,312	708,529
Changchun High & New Technology Industry Group Inc., Class A	36,240	2,026,896
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	71,600	454,434
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	98,800	399,553
Dong-E-E-Jiao Co. Ltd., Class A	54,800	313,026
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	137,000	624,415
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	82,200	271,289
Jiangsu Hengrui Medicine Co. Ltd., Class A	497,852	6,605,066
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	137,060	344,070
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	191,800	431,362
Livzon Pharmaceutical Group Inc., Class A	54,800	395,763
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	82,220	481,072
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	137,023	495,401
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	191,863	1,558,112
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	98,800	293,615
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	109,600	504,442
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	109,600	436,190
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	137,000	478,746
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	301,400	248,457
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	191,800	410,166
Yifan Pharmaceutical Co. Ltd., Class A	125,996	427,309
Yunnan Baiyao Group Co. Ltd., Class A	115,600	1,777,439
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A.	54,899	1,879,909
Zhejiang Conba Pharmaceutical Co. Ltd., Class A(a)	301,400	225,501
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	141,404	711,428
Zhejiang NHU Co. Ltd., Class A	207,698	901,046
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	54,800	494,786

		25,486,798

Professional Services — 0.0%
Centre Testing International Group Co. Ltd., Class A	54,800	219,568

Real Estate Management & Development — 3.1%
Beijing Capital Development Co. Ltd., Class A	234,800	216,347
China Enterprise Co. Ltd., Class A	368,495	215,718
China Fortune Land Development Co. Ltd., Class A	383,600	806,011
China Merchants Property Operation & Service Co. Ltd., Class A	109,600	416,550
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	630,252	1,323,329
China Vanke Co. Ltd., Class A	931,600	3,832,829
Financial Street Holdings Co. Ltd., Class A	289,266	288,132
Gemdale Corp., Class A	437,118	871,462
Grandjoy Holdings Group Co. Ltd., Class A	301,499	205,314
Greenland Holdings Corp. Ltd., Class A	755,600	698,475
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	342,600	461,490
Jinke Properties Group Co. Ltd., Class A	493,200	570,812

Security	Shares	Value

Real Estate Management & Development (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	1,123,400	$2,576,879
RiseSun Real Estate Development Co. Ltd., Class A	425,237	446,431
Seazen Holdings Co. Ltd., Class A	215,472	1,046,107
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	153,200	432,632
Sichuan Languang Development Co. Ltd., Class A	289,200	212,919
Xinhu Zhongbao Co. Ltd., Class A	794,600	379,723
Yango Group Co. Ltd., Class A	383,600	392,981
Youngor Group Co. Ltd., Class A	438,494	466,897
Zhongtian Financial Group Co. Ltd., Class A(a)	653,092	296,494

		16,157,532

Road & Rail — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd.	1,115,900	929,882
Daqin Railway Co. Ltd., Class A	1,452,246	1,390,166

		2,320,048

Semiconductors & Semiconductor Equipment — 3.0%
GCL System Integration Technology Co. Ltd., Class A(a)	493,200	254,840
Gigadevice Semiconductor Beijing Inc., Class A	39,498	1,148,443
Hangzhou Silan Microelectronics Co. Ltd., Class A	137,000	308,934
LONGi Green Energy Technology Co. Ltd., Class A	356,224	4,042,481
NAURA Technology Group Co. Ltd., Class A	43,400	1,108,292
Sanan Optoelectronics Co. Ltd., Class A	438,496	1,455,705
SG Micro Corp., Class A	12,900	525,151
Shenzhen Goodix Technology Co. Ltd., Class A	41,400	1,062,164
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	301,499	1,050,885
Tianshui Huatian Technology Co. Ltd., Class A	274,000	588,407
TongFu Microelectronics Co. Ltd., Class A(a)	109,600	407,711
Unigroup Guoxin Microelectronics Co. Ltd., Class A	54,800	878,273
Will Semiconductor Ltd., Class A	54,800	1,620,533
Wuxi Taiji Industry Co. Ltd., Class A	219,200	333,240
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	134,001	580,329

		15,365,388

Software — 2.1%
360 Security Technology Inc., Class A	438,400	1,035,073
Aisino Corp., Class A	207,800	481,621
Beijing E-Hualu Information Technology Co. Ltd., Class A	65,800	312,185
Beijing Shiji Information Technology Co. Ltd., Class A	82,272	452,627
Beijing Thunisoft Corp. Ltd., Class A	82,200	285,897
China National Software & Service Co. Ltd., Class A	54,800	573,758
Glodon Co. Ltd., Class A	54,899	581,845
Hundsun Technologies Inc., Class A	102,759	1,426,234
Iflytek Co. Ltd., Class A	191,850	1,089,860
Newland Digital Technology Co. Ltd., Class A	109,600	258,277
Sangfor Technologies Inc., Class A	29,000	823,888
Shanghai 2345 Network Holding Group Co. Ltd., Class A	561,238	226,297
Shanghai Baosight Software Co. Ltd., Class A	82,200	779,864
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	82,200	217,645
Thunder Software Technology Co. Ltd., Class A	27,400	350,425
Venustech Group Inc., Class A	54,899	252,841
Yonyou Network Technology Co. Ltd., Class A	301,449	1,942,509

		11,090,846

Specialty Retail — 1.4%
China Tourism Group Duty Free Corp. Ltd., Class A	191,841	5,712,615
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	316,400	411,078
Suning.com Co. Ltd., Class A	876,800	1,268,798

		7,392,491

Technology Hardware, Storage & Peripherals — 0.6%
China Greatwall Technology Group Co. Ltd., Class A	289,200	654,304

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Dawning Information Industry Co. Ltd., Class A	109,613	$585,694
GRG Banking Equipment Co. Ltd., Class A	219,200	378,086
Inspur Electronic Information Industry Co. Ltd., Class A	138,760	632,022
Ninestar Corp., Class A	107,210	466,705
Shenzhen Kaifa Technology Co. Ltd., Class A	137,000	433,531

		3,150,342

Textiles, Apparel & Luxury Goods — 0.1%
Zhejiang Semir Garment Co. Ltd., Class A	246,600	307,134

Trading Companies & Distributors — 0.2%
Bohai Leasing Co. Ltd., Class A(a)	630,200	239,045
China Meheco Co. Ltd., Class A	109,698	246,713
COSCO SHIPPING Development Co. Ltd., Class A	685,000	213,799
Xiamen C & D Inc., Class A	262,000	327,097

		1,026,654

Transportation Infrastructure — 0.4%
Guangzhou Baiyun International Airport Co. Ltd., Class A	191,898	359,652
Shanghai International Airport Co. Ltd., Class A	98,822	975,491
Shanghai International Port Group Co. Ltd., Class A	915,400	571,420

Security	Shares	Value

Transportation Infrastructure (continued)
Shenzhen Airport Co. Ltd., Class A	180,400	$214,985

		2,121,548

Water Utilities — 0.1%
Chengdu Xingrong Environment Co. Ltd., Class A	274,899	204,032
Luenmei Quantum Co. Ltd., Class A	137,035	270,130

		474,162

Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	2,575,600	1,834,700

Total Common Stocks — 99.9% (Cost: $384,893,598)		515,663,909

Total Investments in Securities — 99.9% (Cost: $384,893,598)		515,663,909

Other Assets, Less Liabilities — 0.1%		264,466

Net Assets — 100.0%		$515,928,375

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$515,663,909	$—	$—	$515,663,909

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

6